Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Schedule of compliance with regulatory capital requirements

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2014	(In thousands)
Total Capital (to risk-weighted assets)
The Company	$1,739,658	23.97%	$580,671	8.00%	NA	NA
The Bank	$1,750,179	24.11%	$580,772	8.00%	$725,965	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,648,199	22.71%	$290,335	4.00%	NA	NA
The Bank	$1,658,704	22.85%	$290,386	4.00%	$435,579	6.00%
Tier 1 Capital (to average assets)
The Company	$1,648,199	11.39%	$578,804	4.00%	NA	NA
The Bank	$1,658,704	11.46%	$578,816	4.00%	$723,520	5.00%

As of September 30, 2013
Total Capital (to risk-weighted assets)
The Company	$1,749,383	26.49%	$528,243	8.00%	NA	NA
The Bank	$1,693,227	25.64%	$528,380	8.00%	$660,475	10.00%
Tier I Capital (to risk-weighted assets)
The Company	$1,666,091	25.23%	$264,121	4.00%	NA	NA
The Bank	$1,609,914	24.38%	$264,190	4.00%	$396,285	6.00%
Tier 1 Capital (to average assets)
The Company	$1,666,091	13.03%	$511,334	4.00%	NA	NA
The Bank	$1,609,914	12.59%	$511,358	4.00%	$639,197	5.00%

Schedule of weighted average number of shares
The following table sets forth information regarding earnings per share calculations:

Year ended September 30,	2014	2013	2012
Average shares outstanding	101,154,030	104,684,812	107,108,703
Average dilutive warrants	352,171	100,211	—
Average dilutive options	84,150	52,447	40,537
Average diluted shares	101,590,351	104,837,470	107,149,240

Net income (In thousands)	$157,364	$151,505	$138,183
Basic EPS	$1.56	$1.45	$1.29
Diluted EPS	1.55	1.45	1.29